INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES	The provision for income taxes consisted of the following:
	Years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	USD

Current tax	$-	$1,172	$-	$-
Deferred tax	-	-	-	-

Income tax expense	$-	$1,172	$-	$-

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE

The reconciliation of the differences between income tax expense computed at the Hong Kong income tax rate of 16.5% and the Company’s income tax expense recorded for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Years ended March 31,
	2024		2025		2026
	HKD	% of Pre-tax income	HKD	% of Pre-tax income	HKD	USD	% of Pre-tax income

Tax at statutory tax rate	$(963,642)	16.5%	$(4,582,368)	16.5%	$(4,507,737)	$(577,915)	16.5%
Items not subject to taxes	(10,398)	0.2%	(235,824)	0.8%	(108,130)	(13,863)	0.4%
Items not deductible from tax	33,264	(0.6)%	9,265	(0.0)%	986,288	126,447	(3.6)%
Temporary differences	4,997	(0.0)%	2,750	(0.0)%	2,842	364	(0.0)%
Tax loss utilized	-	-%	-	-%	(23,901)	(3,064)	0.1%
Valuation allowance	587,023	(10.1)%	2,635,004	(9.5)%	3,225,791	413,563	(11.8)%
Income tax rate differential(i)	348,756	(6.0)%	2,171,173	(7.8)%	424,847	54,468	(1.6)%
Under-provision from prior years	-	-%	1,172	0.0%	-	-	-%
Income tax expense and effective tax rate	$-	0.0%	$1,172	0.0%	$-	$-	0.0%

(i)	Represents the foreign income tax rate differential when compared to Hong Kong income tax rate for the years ended March 31, 2024, 2025 and 2026.

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2025 and 2026:

	As of March 31,
	2025	2026	2026
	HKD	HKD	USD
Deferred tax assets:
Net operating loss carryforwards from:
Hong Kong	$3,798,573	$5,788,708	$742,142
Singapore	212,305	188,403	24,154
Less: valuation allowance	(4,010,878)	(5,977,111)	(766,296)

	$-	$-	$-